Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XVI
Entity Central Index Key	0000063067
Document Period End Date	Jun. 30, 2024
C000195901 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class A
Trading Symbol	FPPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class A shares of the MFS Prudent Investor Fund (fund) provided a total return of 7.81%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	7.81%	3.31%	3.69%
A with initial sales charge (5.75%)	1.61%	2.09%	2.74%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 33,231,904
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 283,515	[1]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%
[2],[3],[4],[5],[6]
Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195909 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class R4
Trading Symbol	FPPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class R4 shares of the MFS Prudent Investor Fund (fund) provided a total return of 7.98%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	7.98%	3.57%	3.94%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 33,231,904
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 283,515	[7]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195910 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class R6
Trading Symbol	FPPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class R6 shares of the MFS Prudent Investor Fund (fund) provided a total return of 8.14%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	8.14%	3.62%	4.00%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 33,231,904
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 283,515	[8]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195903 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class B
Trading Symbol	FPPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$206	1.99%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class B shares of the MFS Prudent Investor Fund (fund) provided a total return of 6.93%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	6.93%	2.53%	2.91%
B with CDSC (declining over six years from 4% to 0%)×	2.93%	2.17%	2.91%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 33,231,904
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 283,515	[9]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%
[10],[11],[12],[13],[14]
Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195905 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class I
Trading Symbol	FPPJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class I shares of the MFS Prudent Investor Fund (fund) provided a total return of 8.08%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	8.08%	3.57%	3.94%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 33,231,904
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 283,515	[15]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195907 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class R2
Trading Symbol	FPPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$155	1.49%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class R2 shares of the MFS Prudent Investor Fund (fund) provided a total return of 7.48%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	7.48%	3.05%	3.43%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 33,231,904
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 283,515	[16]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195908 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class R3
Trading Symbol	FPPQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class R3 shares of the MFS Prudent Investor Fund (fund) provided a total return of 7.83%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	7.83%	3.32%	3.69%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 33,231,904
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 283,515	[17]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195904 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class C
Trading Symbol	FPPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$206	1.99%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class C shares of the MFS Prudent Investor Fund (fund) provided a total return of 7.02%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	7.02%	2.55%	2.92%
C with CDSC (1% for 12 months)×	6.02%	2.55%	2.92%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 33,231,904
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 283,515	[18]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195906 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class R1
Trading Symbol	FPPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$206	1.99%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class R1 shares of the MFS Prudent Investor Fund (fund) provided a total return of 6.96%, at net asset value. This compares with a return of 20.19% for the fund’s benchmark, the MSCI World Index (net div). The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.45%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to absolute performance:
    The fund’s allocation to the equity securities asset class, most notably to large and small capitalization stocks, contributed to absolute returns.
    The fund’s allocation to corporate bonds and mortgage-backed securities within the fixed income asset class also aided absolute returns.
  Top detractors from absolute performance:
    The fund's exposure to the Standard & Poor’s 500 Index, via index options, detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	6.96%	2.55%	2.91%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	20.19%	11.78%	9.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	5.45%	2.16%	2.14%
*	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 33,231,904
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 283,515	[19]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,231,904	Total Management Fee ($)#:	283,515
Total Number of Holdings:	114	Portfolio Turnover (%):	63
♯ Includes the effect of any management fee waivers.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	51.5%	—%	51.5%
Gold Related Investments (f)	2.1%	—%	2.1%
Hedges
Euro Stoxx 50 Index Option Puts	—%	(0.7)%	(0.7)%
Russell 2000 Index Option Puts	—%	(0.7)%	(0.7)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Net Equity Exposure	53.6%	(3.2)%	50.4%
Debt Instruments, excluding Short-Term Government Securities	23.1%	—%	23.1%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	23.0%
Other (e)	—%	—%	3.5%
Total Net Exposure Summary	—%	—%	100.0%
[20],[21],[22],[23]
Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

[1]	Includes the effect of any management fee waivers.
[2]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
[3]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[4]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[5]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[6]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[7]	Includes the effect of any management fee waivers.
[8]	Includes the effect of any management fee waivers.
[9]	Includes the effect of any management fee waivers.
[10]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
[11]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[12]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[13]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[14]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[15]	Includes the effect of any management fee waivers.
[16]	Includes the effect of any management fee waivers.
[17]	Includes the effect of any management fee waivers.
[18]	Includes the effect of any management fee waivers.
[19]	Includes the effect of any management fee waivers.
[20]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
[21]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[22]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[23]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.